IMPACT OF THE COVID19 PANDEMIC - CARES Act (Details) - USD ($) $ in Thousands	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Apr. 15, 2020
Unusual or Infrequent Item, or Both [Line Items]
Grants recognized						$ 39,378	$ 31,516	$ 71,587	$ 31,516	$ 62,312
CARES Act Payroll Support Program
Unusual or Infrequent Item, or Both [Line Items]
Grants receivable											$ 60,559
Amount of grant received	$ 10,093	$ 10,093	$ 10,093	$ 10,093	$ 20,187
Additional CARES Act grant
Unusual or Infrequent Item, or Both [Line Items]
Grants recognized	$ 1,753